MEZZANINE EQUITY (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands																	12 Months Ended
	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 CNY (¥)	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 10, 2018 CNY (¥)	Aug. 01, 2017 USD ($) $ / shares shares	Aug. 01, 2017 CNY (¥)	May 22, 2017 USD ($) $ / shares shares	May 22, 2017 CNY (¥)	Mar. 27, 2017 USD ($) $ / shares shares	Mar. 27, 2017 CNY (¥)	Jan. 24, 2017 USD ($) $ / shares shares	Jan. 24, 2017 CNY (¥)	Jun. 29, 2015 USD ($) $ / shares shares	Jun. 29, 2015 CNY (¥)	Aug. 08, 2014 USD ($) $ / shares shares	Aug. 08, 2014 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
pre-offering valuation | $																	$ 1,000,000
Series A redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		20,000,000
Series A redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued															20,000,000
Share issued price per share | $ / shares															$ 0.20
Proceeds from issuance of shares															$ 4,000	¥ 24,595
Series B redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		11,111,111
Series B redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued													11,111,111
Share issued price per share | $ / shares													$ 1.35
Proceeds from issuance of shares													$ 15,000	¥ 91,807
Series C redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		26,111,112
Series C redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued									26,111,112		26,111,112
Share issued price per share | $ / shares									$ 1.80		$ 1.80
Proceeds from issuance of shares									$ 47,000	¥ 322,774	$ 47,000	¥ 322,774
Series C-1 redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		16,164,778
Series C-1 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued							16,164,778
Share issued price per share | $ / shares							$ 2.19
Proceeds from issuance of shares							$ 35,340	¥ 238,744
Series C-2 redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		4,843,800
Series C-2 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued					4,843,800
Share issued price per share | $ / shares					$ 2.48
Proceeds from issuance of shares					$ 12,000	¥ 80,674
Series D-1 redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		14,528,465
Series D-1 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued			14,528,465
Share issued price per share | $ / shares			$ 3.48
Proceeds from issuance of shares			$ 50,500	¥ 346,396
Series D-2 redeemable convertible preferred stock [Member]
Temporary stock, shares issued																		28,320,182
Series D-2 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
Temporary stock, shares issued	28,320,182
Share issued price per share | $ / shares	$ 4.05
Proceeds from issuance of shares	$ 114,750	¥ 747,794